Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Medical equipment	$ 737	$ 737
Office furniture and equipment	55	54
Computer software and electronic equipment	75	76
Leasehold improvements	235	235
Property and equipment, gross	1,102	1,102
Less - Accumulated depreciation	1,019	988
Net book value	$ 83	$ 114